PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) as of October 31, 2025
Description	Shares	Value
Long-Term Investments 95.2%
Common Stocks
Aerospace & Defense 4.8%
Firefly Aerospace, Inc.*(a)	820	$19,893
Hexcel Corp.	1,859	132,733
Karman Holdings, Inc.*	1,369	115,324
Mercury Systems, Inc.*	1,116	86,390
VSE Corp.	1,344	242,834
		597,174
Automobile Components 1.2%
Dorman Products, Inc.*	1,112	149,152
Banks 9.0%
Ameris Bancorp	2,320	166,158
Atlantic Union Bankshares Corp.	1,865	60,650
Eastern Bankshares, Inc.	8,960	157,069
Enterprise Financial Services Corp.	2,216	116,052
First Bancorp	2,033	98,682
First Interstate BancSystem, Inc. (Class A Stock)	3,364	105,125
Heritage Financial Corp.	4,419	98,058
Horizon Bancorp, Inc.	4,604	71,822
MidWestOne Financial Group, Inc.	1,344	49,715
Renasant Corp.	2,331	78,391
Wintrust Financial Corp.	928	120,658
		1,122,380
Biotechnology 5.9%
Apellis Pharmaceuticals, Inc.*	1,768	37,959
Arcutis Biotherapeutics, Inc.*	11,392	288,332
Newamsterdam Pharma Co. NV (Netherlands)*	3,853	146,221
Rhythm Pharmaceuticals, Inc.*	392	44,594
Scholar Rock Holding Corp.*	1,366	40,461
Soleno Therapeutics, Inc.*	534	35,863
Twist Bioscience Corp.*	2,303	75,746
uniQure NV (Netherlands)*	906	61,327
		730,503
Building Products 1.9%
Griffon Corp.	1,094	80,967
Hayward Holdings, Inc.*	7,296	123,813
Zurn Elkay Water Solutions Corp.	523	24,639
		229,419
Capital Markets 2.7%
Acadian Asset Management, Inc.	3,482	167,484
Marex Group PLC (United Kingdom)	2,170	65,860
Moelis & Co. (Class A Stock)	1,582	100,188
		333,532
Chemicals 1.2%
Avient Corp.	2,081	66,738
Element Solutions, Inc.	3,068	81,977
		148,715

PGIM Jennison Small-Cap Core Equity Fund

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies 1.6%
ACV Auctions, Inc. (Class A Stock)*	9,665	$87,662
Casella Waste Systems, Inc. (Class A Stock)*	1,209	107,081
		194,743
Construction & Engineering 2.4%
Argan, Inc.	127	38,889
Concrete Pumping Holdings, Inc.	6,787	43,369
Construction Partners, Inc. (Class A Stock)*	1,071	122,469
Great Lakes Dredge & Dock Corp.*	8,421	95,578
		300,305
Consumer Finance 0.4%
LendingTree, Inc.*	820	52,480
Consumer Staples Distribution & Retail 1.4%
Chefs’ Warehouse, Inc. (The)*	2,871	169,389
Diversified Telecommunication Services 0.4%
Cogent Communications Holdings, Inc.	1,294	53,377
Electric Utilities 1.6%
IDACORP, Inc.	1,544	199,207
Electrical Equipment 0.0%
Allient, Inc.	47	2,570
Electronic Equipment, Instruments & Components 1.3%
Mirion Technologies, Inc.*	3,740	109,844
TTM Technologies, Inc.*	821	55,171
		165,015
Energy Equipment & Services 1.2%
Cactus, Inc. (Class A Stock)	1,330	58,746
Expro Group Holdings NV*	3,925	53,301
Solaris Energy Infrastructure, Inc.	603	32,098
		144,145
Financial Services 0.9%
Flywire Corp.*	7,256	96,650
Shift4 Payments, Inc. (Class A Stock)*	295	20,384
		117,034
Food Products 1.0%
Freshpet, Inc.*	831	40,894
Utz Brands, Inc.	8,014	84,387
		125,281
Gas Utilities 1.3%
Chesapeake Utilities Corp.	1,229	156,427
Health Care Equipment & Supplies 0.8%
iRhythm Technologies, Inc.*	540	101,142

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 4.3%
Concentra Group Holdings Parent, Inc.	2,717	$54,123
GeneDx Holdings Corp.*	672	92,004
Guardant Health, Inc.*(a)	1,855	172,552
Guardian Pharmacy Services, Inc. (Class A Stock)*	201	5,636
LifeStance Health Group, Inc.*	15,570	76,293
Option Care Health, Inc.*	1,774	46,177
RadNet, Inc.*	1,166	88,604
		535,389
Health Care Technology 0.7%
Waystar Holding Corp.*	2,506	89,840
Hotel & Resort REITs 0.5%
Summit Hotel Properties, Inc.	11,588	59,562
Hotels, Restaurants & Leisure 2.8%
Black Rock Coffee Bar, Inc. (Class A Stock)*(a)	1,062	27,251
Churchill Downs, Inc.	340	33,728
Golden Entertainment, Inc.	1,394	28,159
Navan, Inc. (Class A Stock)*	2,302	46,673
Penn Entertainment, Inc.*	3,770	62,054
Shake Shack, Inc. (Class A Stock)*	1,575	152,003
		349,868
Household Durables 0.7%
Century Communities, Inc.	1,438	85,417
Industrial REITs 0.7%
Plymouth Industrial REIT, Inc.	3,912	86,064
Insurance 2.7%
Axis Capital Holdings Ltd.	1,695	158,753
Lincoln National Corp.	2,467	103,614
Skyward Specialty Insurance Group, Inc.*	1,698	77,412
		339,779
IT Services 0.5%
ASGN, Inc.*	1,291	57,785
Life Sciences Tools & Services 0.4%
Adaptive Biotechnologies Corp.*	3,149	54,667
Machinery 3.5%
Enerpac Tool Group Corp.	1,705	69,973
Gates Industrial Corp. PLC*	6,972	153,942
Helios Technologies, Inc.	168	9,300
Lindsay Corp.	503	55,954
Terex Corp.	528	24,299
Trinity Industries, Inc.	4,544	124,369
		437,837
Marine Transportation 0.9%
Kirby Corp.*	1,039	107,516

PGIM Jennison Small-Cap Core Equity Fund

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining 3.3%
Eldorado Gold Corp. (Turkey)*	9,940	$254,862
ERO Copper Corp. (Brazil)*(a)	7,183	153,357
		408,219
Mortgage Real Estate Investment Trusts (REITs) 1.1%
Ladder Capital Corp.	12,607	133,256
Office REITs 0.9%
Cousins Properties, Inc.	4,522	117,255
Oil, Gas & Consumable Fuels 2.0%
Crescent Energy Co. (Class A Stock)	10,460	88,178
Gulfport Energy Corp.*	879	163,503
		251,681
Pharmaceuticals 3.1%
Crinetics Pharmaceuticals, Inc.*	2,236	97,266
Prestige Consumer Healthcare, Inc.*	912	55,267
Tarsus Pharmaceuticals, Inc.*	3,383	232,784
		385,317
Professional Services 2.6%
First Advantage Corp.*(a)	2,747	34,695
Huron Consulting Group, Inc.*	1,058	173,977
Korn Ferry	1,854	119,954
		328,626
Real Estate Management & Development 0.3%
Marcus & Millichap, Inc.	1,205	35,198
Residential REITs 1.6%
Independence Realty Trust, Inc.	7,336	116,863
UMH Properties, Inc.	5,843	84,957
		201,820
Retail REITs 0.9%
Urban Edge Properties	5,753	110,630
Semiconductors & Semiconductor Equipment 7.7%
Credo Technology Group Holding Ltd.*	555	104,129
Impinj, Inc.*	766	154,854
Lattice Semiconductor Corp.*	686	50,051
Onto Innovation, Inc.*	731	98,656
Semtech Corp.*	1,536	104,233
SiTime Corp.*	336	97,319
Tower Semiconductor Ltd. (Israel)*	3,434	292,474
Universal Display Corp.	419	61,710
		963,426
Software 7.6%
Agilysys, Inc.*	531	66,619
AvePoint, Inc.*	9,940	139,856
Cipher Mining, Inc.*	2,745	51,194
Clearwater Analytics Holdings, Inc. (Class A Stock)*	3,115	57,347
I3 Verticals, Inc. (Class A Stock)*	1,882	57,872

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Intapp, Inc.*	4,004	$153,674
JFrog Ltd.*	991	47,053
Q2 Holdings, Inc.*	2,482	153,288
Riskified Ltd. (Class A Stock)*	5,034	23,811
Varonis Systems, Inc.*	2,931	103,259
Vertex, Inc. (Class A Stock)*	3,169	72,570
Via Transportation, Inc. (Class A Stock)*(a)	449	23,990
		950,533
Specialized REITs 0.6%
National Storage Affiliates Trust	2,553	74,267
Specialty Retail 2.6%
Boot Barn Holdings, Inc.*	394	74,722
Five Below, Inc.*	968	152,237
Warby Parker, Inc. (Class A Stock)*	4,903	96,050
		323,009
Textiles, Apparel & Luxury Goods 2.0%
Kontoor Brands, Inc.	2,029	164,187
Wolverine World Wide, Inc.	3,539	80,335
		244,522
Trading Companies & Distributors 0.2%
Rush Enterprises, Inc. (Class A Stock)	482	23,816

Total Long-Term Investments (cost $8,952,114)		11,847,289

Short-Term Investments 6.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)	440,549	440,549
PGIM Institutional Money Market Fund (7-day effective yield 4.349%) (cost $374,778; includes $372,829 of cash collateral for securities on loan)(b)(wb)	375,045	374,820

Total Short-Term Investments (cost $815,327)		815,369

TOTAL INVESTMENTS 101.7% (cost $9,767,441)		12,662,658
Liabilities in excess of other assets (1.7)%		(214,143)

Net Assets 100.0%		$12,448,515

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $365,734; cash collateral of $372,829 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Jennison Small-Cap Core Equity Fund